UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2015

Date of reporting period: September 30, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
SEPTEMBER 30, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 90.2%
	Shares	Value

CONSUMER DISCRETIONARY — 19.0%
American Eagle Outfitters	567,505	$8,870,103
Buckle	359,167	13,278,404
Cinemark Holdings	167,595	5,445,161
General Motors	442,080	13,271,242
Pearson ADR	795,935	13,658,245
Regal Entertainment Group, Cl A	745,468	13,932,797
Six Flags Entertainment	219,515	10,049,397
Thomson Reuters	167,250	6,733,485

		85,238,834

ENERGY — 1.9%
Dorchester Minerals LP (A)	226,903	3,281,017
Vermilion Energy	163,579	5,259,065

		8,540,082

FINANCIALS — 9.0%
Federated Investors, Cl B	294,575	8,513,218
FNB	472,654	6,120,869
People’s United Financial	903,260	14,208,280
Waddell & Reed Financial, Cl A	337,129	11,721,975

		40,564,342

HEALTH CARE — 6.2%
AbbVie	167,640	9,121,292
GlaxoSmithKline ADR	299,846	11,529,079
Merck	142,300	7,028,197

		27,678,568

INDUSTRIALS — 10.3%
ABB ADR	697,660	12,327,652
Caterpillar	62,375	4,076,830
Eaton	255,145	13,088,939
Emerson Electric	98,690	4,359,137
General Electric	482,315	12,163,984

		46,016,542

INFORMATION TECHNOLOGY — 13.2%
Cisco Systems	499,180	13,103,475
Intel	427,060	12,871,588
Maxim Integrated Products	352,095	11,759,973
Microchip Technology	223,610	9,635,355
Seagate Technology	265,660	11,901,568

		59,271,959

MATERIALS — 5.3%
Dow Chemical	342,230	14,510,552
Nucor	251,055	9,427,115

		23,937,667

REAL ESTATE INVESTMENT TRUST — 12.2%
Hospitality Properties Trust	515,895	13,196,594
Lamar Advertising, Cl A	283,745	14,805,814
Outfront Media	453,302	9,428,682

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
SEPTEMBER 30, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value

REAL ESTATE INVESTMENT TRUST — continued
Plum Creek Timber	230,330	$9,100,338
Ryman Hospitality Properties	170,945	8,415,623

		54,947,051

TELECOMMUNICATION SERVICES — 11.0%
AT&T	563,005	18,342,703
BCE	389,565	15,956,582
Vodafone Group ADR	477,055	15,141,726

		49,441,011

UTILITIES — 2.1%
Public Service Enterprise Group	227,280	9,582,125

TOTAL COMMON STOCK (Cost $421,542,999)		405,218,181

SHORT-TERM INVESTMENT (B) — 10.0%
SEI Daily Income Trust, Government Fund, Cl A, 0.010% (Cost $45,085,614)	45,085,614	45,085,614

TOTAL INVESTMENTS — 100.2% (Cost $466,628,613) †		$450,303,795

Percentages are based on Net Assets of $449,237,613.

(A)	Security considered Master Limited Partnership. At September 30, 2015, the value of such securities amounted to $3,281,017 or 0.7% of net assets.
(B)	The rate reported is the 7-day effective yield as of September 30, 2015.

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

†	At September 30, 2015 the tax basis cost of the Fund’s investments was $466,628,613 and the unrealized appreciation and depreciation were $23,228,632 and $(39,553,450) respectively.

As of September 30, 2015 all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the quarter ended September 30, 2015 there have been no transfers between Level 1 and Level 2 assets and liabilities and there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

HCM-QH-001-0800

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 24, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: November 24, 2015